Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,940,485,000
Previously Paid Amount	0
Total Fee Amount	756,388.25
Total Offset Amount	0
Net Fee	756,388.25
Narrative - Max Aggregate Offering Price	$ 5,000,000,000
Narrative - Max Aggregate Offering Amount	4,940,485,000
Final Prospectus	true